Long-Term Debt - Schedule of Long Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023 [1]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,383.5	$ 1,098.2
Less current portion	175.0	124.0	[1]	$ 23.2
Long-term portion	1,208.5	974.2	[1]	$ 1,157.1
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	548.1	547.6
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	256.0	79.5
Term loan facilities
Disclosure of detailed information about borrowings [line items]
Long-term debt	405.6	408.2
Notes payable
Disclosure of detailed information about borrowings [line items]
Long-term debt	116.8	52.0
Other financing obligations
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 57.0	$ 10.9

[1]	Revised for change in accounting policy (see Note 6.c)